SHARE CAPITAL (Schedule of stock options outstanding and exercisable) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) shares
Underlying shares
Stock options outstanding, beginning | shares
Granted | shares	15,695,000
Exercised | shares	(11,130,435)
Stock options outstanding, ending | shares	4,564,565
Weighted Average Exercise Price
Stock options outstanding, beginning | $
Granted | $	0.25
Exercised | $	0.17
Stock options outstanding, ending | $	$ 0.28
Warrants [Member]
Underlying shares
Stock options outstanding, beginning | shares
Granted | shares	19,844,495
Exercised | shares	(3,774,466)
Stock options outstanding, ending | shares	16,070,029
Weighted Average Exercise Price
Stock options outstanding, beginning | $
Granted | $	0.42
Exercised | $	0.4
Stock options outstanding, ending | $	$ 0.42